Intangible Assets, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Continuing Operations [Member] USD ($)	Dec. 31, 2014 Continuing Operations [Member] CNY	Dec. 31, 2013 Continuing Operations [Member] CNY	Dec. 31, 2012 Continuing Operations [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 976	6,053	6,250	10,203			$ 976	6,053	6,250	10,203
Intangible assets, estimated useful lives					1 year 9 months	15 years